INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Finished products	$ 5,388	$ 5,589
Production in process	5,328	4,652
Raw materials	5,759	5,597
Manufacturing supplies, spare parts and other	2,808	2,751
Total	19,283	18,589
Other inventories, spare parts	2,200	2,100
Other current inventories	$ 600	$ 600